Subsequent Events (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Feb. 07, 2020	Jan. 17, 2020	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Jan. 13, 2020
Subsequent Event [Line Items]
Face amount of the debt						$ 95.0
Smelter royalty agreement, amount	$ 30.0				$ 30.0
Smelter Royalty Agreement, Percentage	1.50%				1.50%
Forward purchase agreement
Subsequent Event [Line Items]
Amount receivable from sale of MUDS units and shares	$ 25.0				$ 25.0
Backstop agreement
Subsequent Event [Line Items]
Amount receivable from sale of MUDS units and shares	65.0				65.0
Minimum
Subsequent Event [Line Items]
Unrestricted and available cash on hand at closing	50.0				50.0
1.25 Lien Notes
Subsequent Event [Line Items]
Proceeds from issuance of notes	97.0			$ 18.0	33.4	77.2
Face amount of the debt	18.0				18.0	$ 18.0
Sprott Credit Agreement
Subsequent Event [Line Items]
Face amount of the debt	110.0				110.0
Amount expected to be drawn at closing	70.0				70.0
Assumed New Subordinated Notes
Subsequent Event [Line Items]
Face amount of the debt	$ 80.0				$ 80.0
Subsequent Event
Subsequent Event [Line Items]
Smelter royalty agreement, amount							$ 30.0
Smelter Royalty Agreement, Percentage							1.50%
Subsequent Event | Forward purchase agreement
Subsequent Event [Line Items]
Amount receivable from sale of MUDS units and shares							$ 25.0
Subsequent Event | Backstop agreement
Subsequent Event [Line Items]
Amount receivable from sale of MUDS units and shares							65.0
Subsequent Event | Minimum
Subsequent Event [Line Items]
Unrestricted and available cash on hand at closing							50.0
Subsequent Event | 1.25 Lien Notes
Subsequent Event [Line Items]
Proceeds from issuance of notes		$ 10.0	$ 5.0
Subsequent Event | Sprott Credit Agreement
Subsequent Event [Line Items]
Face amount of the debt							110.0
Amount expected to be drawn at closing							70.0
Subsequent Event | Assumed New Subordinated Notes
Subsequent Event [Line Items]
Face amount of the debt							$ 80.0